Property, Plant and Equipment, Net - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Total cost		$ 13,611	$ 11,708
Total accumulated depriciation		9,696	9,058
Depreciated cost		3,915	2,650
Factory Building [Member]
Total cost		2,054	1,989
Total accumulated depriciation		1,990	1,974
Machinery and Equipment [Member]
Total cost	[1]	10,400	8,821
Total accumulated depriciation	[1]	7,242	6,658
Office Furniture and Equipment [Member]
Total cost		771	657
Total accumulated depriciation		317	296
Leasehold Improvements [Member]
Total cost		386	241
Total accumulated depriciation		$ 147	$ 130

[1]	As of December 31, 2017, $736 relates to construction-in-process of production infrastructure.